Acquisitions	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Business Combinations [Abstract]
Acquisitions

2. Acquisitions

On September 11, 2014, we acquired certain assets and liabilities of Genares Worldwide Reservation Services, Ltd. (“Genares”), a provider of central reservation systems, revenue management and marketing solutions to more than 2,300 independent and chain hotel properties worldwide. Under the transaction, we acquired the assets of Genares for cash consideration of $32 million. The operating results of Genares have been included in our consolidated statement of operations and results of operations of our Airline and Hospitality Solutions segment from the date of the acquisition. The assets acquired and liabilities assumed have been recorded in our consolidated balance sheet based on preliminary fair value estimates. The final allocation of the purchase price will be based on a complete evaluation of the assets acquired and liabilities assumed. Accordingly, the information presented in our consolidated balance sheet and elsewhere in this report may differ from the final purchase price allocation. The preliminary allocation of the purchase price includes $14 million to goodwill, which is deductible for tax purposes, $17 million to other intangible assets and $1 million to net assets acquired. The other intangible assets consist primarily of $14 million of acquired customer relationships with a useful life of ten years and $2 million of non-compete agreements with a useful life of five years.

3. Acquisitions

Pro forma information related to acquisitions occurring during 2013, 2012 and 2011 has not been included, as the effect would not be material to our consolidated financial statements.

2012

Acquisition of PRISM—On August 1, 2012, we acquired all of the outstanding stock and ownership interests of PRISM Group Inc. and PRISM Technologies LLC (collectively “PRISM”), a leading provider of end-to-end airline contract business intelligence and decision support software. The acquisition added to our portfolio of products within Airline and Hospitality Solutions, allows for new relationships with airlines and added to our existing business intelligence capabilities. The purchase price was $116 million, $66 million of which was paid on August 1, 2012. Contingent consideration totaled $54 million on an undiscounted basis and is to be paid in two installments of $27 million each, due 12 and 24 months following the acquisition date. The first $27 million installment represented a holdback payment primarily for indemnification purposes and the second $27 million payment represents contingent consideration which is based on contractually determined performance measures, which have been met. Additionally, $6 million is also due in two installments of $3 million each at 12 and 24 months, which is contingent upon employment of key employees and is being expensed over the relevant periods of employment and therefore is not considered a part of the purchase price consideration. We made the first holdback and contingent employment payments totaling $30 million in August 2013.

The results of operations of PRISM are included in our consolidated statements of operations and the results of operations of Airline and Hospitality Solutions from the date of acquisition. The impact to our revenue and net loss from the acquisition of PRISM is not material for all periods presented. Assets acquired and liabilities assumed were recorded at their estimated fair values using management’s best estimates, based in part on an independent valuation of the net assets acquired. The following table summarizes the allocation of the purchase price and the amounts allocated to goodwill (in thousands):

Patents (10 year useful life)	$59,400
Customer and contractual relationships (10 year useful life)	10,700
Trademarks (5 year useful life)	800
Goodwill	35,737
Accounts receivable, net	8,059
Other net assets acquired	1,458

Total purchase price	$116,154

Other Acquisitions—During 2012, we completed one additional acquisition which was not individually material to our financial statements for a total purchase price of $6 million.

During 2011, we completed two acquisitions which individually were not material to our consolidated financial statements. In the first quarter of 2011, we completed the acquisition of Zenon N.D.C., Limited, a provider of GDS services to travel agents in Cyprus. In the second quarter of 2011, we completed the acquisition of SoftHotel, Inc., a provider of web-based property management solutions for the hospitality industry. The results of operations of these 2011 acquisitions have been included in our consolidated statements of operations from the dates of the acquisitions. The total purchase price for these acquisitions was $11 million.